Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2014
Other Comprehensive Income [Abstract]
Components of other comprehensive income, reclassifications to net income by income statement line item, and the related tax effects
The following table provides the components of other comprehensive income (OCI), reclassifications to net income by income statement line item, and the related tax effects.

	Year ended December 31,
	2014			2013			2012
(in millions)	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax
Investment securities:
Net unrealized gains (losses) arising during the period	$5,426	(2,111)	3,315	(7,661)	2,981	(4,680)	5,143	(1,921)	3,222
Reclassification of net (gains) losses to net income:
Interest income on investment securities (1)	(37)	14	(23)	—	—	—	—	—	—
Net (gains) losses on debt securities	(593)	224	(369)	29	(11)	18	128	(48)	80
Net gains from equity investments	(901)	340	(561)	(314)	118	(196)	(399)	150	(249)
Other noninterest income	(1)	—	(1)	—	—	—	—	—	—
Subtotal reclassifications to net income	(1,532)	578	(954)	(285)	107	(178)	(271)	102	(169)
Net change	3,894	(1,533)	2,361	(7,946)	3,088	(4,858)	4,872	(1,819)	3,053
Derivatives and hedging activities:
Net unrealized gains (losses) arising during the period	952	(359)	593	(32)	12	(20)	52	(12)	40
Reclassification of net (gains) losses to net income:
Interest income on loans	(588)	222	(366)	(426)	156	(270)	(490)	185	(305)
Interest expense on long-term debt	44	(17)	27	91	(34)	57	96	(36)	60
Noninterest income	—	—	—	35	(13)	22	—	—	—
Salaries expense	—	—	—	4	(2)	2	6	(2)	4
Interest income on investment securities	(1)	—	(1)	—	—	—	—	—	—
Subtotal reclassifications to net income	(545)	205	(340)	(296)	107	(189)	(388)	147	(241)
Net change	407	(154)	253	(328)	119	(209)	(336)	135	(201)
Defined benefit plans adjustments:
Net actuarial gains (losses) arising during the period	(1,116)	420	(696)	1,533	(578)	955	(775)	290	(485)
Reclassification of amounts to net periodic benefit costs (2):
Amortization of net actuarial loss	74	(28)	46	151	(57)	94	141	(53)	88
Settlements and other	—	—	—	125	(46)	79	3	(1)	2
Subtotal reclassifications to net periodic benefit costs	74	(28)	46	276	(103)	173	144	(54)	90
Net change	(1,042)	392	(650)	1,809	(681)	1,128	(631)	236	(395)
Foreign currency translation adjustments:
Net unrealized losses arising during the period	(60)	(5)	(65)	(44)	(7)	(51)	(6)	2	(4)
Reclassification of net gains to net income:
Noninterest income	6	—	6	(12)	5	(7)	(10)	4	(6)
Net change	(54)	(5)	(59)	(56)	(2)	(58)	(16)	6	(10)
Other comprehensive income (loss)	$3,205	(1,300)	1,905	(6,521)	2,524	(3,997)	3,889	(1,442)	2,447
Less: Other comprehensive income (loss) from noncontrolling interests, net of tax			(227)			267			4
Wells Fargo other comprehensive income (loss), net of tax			$2,132			(4,264)			2,443

(1)	Represents unrealized gains amortized over the remaining lives of securities that were transferred from the available-for-sale portfolio to the held-to-maturity portfolio.

(2)	These items are included in the computation of net periodic benefit cost, which is recorded in employee benefits expense (see Note 20 (Employee Benefits and Other Expenses) for additional details).

Cumulative other comprehensive income
Cumulative OCI balances were:

(in millions)	Investment securities	Derivatives and hedging activities	Defined benefit plans adjustments	Foreign currency translation adjustments	Cumulative other comprehensive income
Balance, December 31, 2011	$4,413	490	(1,786)	90	3,207
Net unrealized gains (losses) arising during the period	3,222	40	(485)	(4)	2,773
Amounts reclassified from accumulated other comprehensive income	(169)	(241)	90	(6)	(326)
Net change	3,053	(201)	(395)	(10)	2,447
Less: Other comprehensive income from noncontrolling interests	4	—	—	—	4
Balance, December 31, 2012	7,462	289	(2,181)	80	5,650
Net unrealized gains (losses) arising during the period	(4,680)	(20)	955	(51)	(3,796)
Amounts reclassified from accumulated other comprehensive income	(178)	(189)	173	(7)	(201)
Net change	(4,858)	(209)	1,128	(58)	(3,997)
Less: Other comprehensive income from noncontrolling interests	266	—	—	1	267
Balance, December 31, 2013	2,338	80	(1,053)	21	1,386
Net unrealized gains (losses) arising during the period	3,315	593	(696)	(65)	3,147
Amounts reclassified from accumulated other comprehensive income	(954)	(340)	46	6	(1,242)
Net change	2,361	253	(650)	(59)	1,905
Less: Other comprehensive loss from noncontrolling interests	(227)	—	—	—	(227)
Balance, December 31, 2014	$4,926	333	(1,703)	(38)	3,518